UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06223

Name of Fund: Legg Mason Tax-Free Income Fund

Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2006

Date of reporting period: 12/31/2005

Item 1— Schedule of Investments
Portfolio of Investments
December 31, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

Municipal Bonds — 94.4%
Maryland — 93.0%
Anne Arundel County, Maryland, Consolidated General Improvement Bonds, Series 1996	5.000%	9/1/16	$1,000	$1,021

Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvements, Series 1999	6.500%	5/15/06	1,000	1,012

Anne Arundel County, Maryland, PCR Refunding Bonds (Baltimore Gas and Electric Company Project), Series 1994	6.000%	4/1/24	4,500	4,587

Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, 1998 Series	4.750%	7/1/18	3,150	3,291

City of Annapolis, Maryland, Economic Development Revenue and Revenue Refunding Bonds (St. John’s College Facility)
1998 Series	5.500%	10/1/18	1,000	1,030
1998 Series	5.500%	10/1/23	2,000	2,059

City of Baltimore, Maryland (Mayor and City Council of Baltimore), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1993, Series D (AMBAC insured)	6.000%	10/15/06	1,140	1,165
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects) (FGIC insured)
Series 1996-A	5.000%	7/1/22	1,550	1,703
Series 1996-A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,070	A

City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994-A	5.000%	7/1/24	3,710	4,094
Series 1994-A	5.000%	7/1/24	1,890	2,078

Community Development Administration, Department of Housing and Community Development, State of Maryland, Multi-Family Housing Revenue Bonds (Insured Mortgage Loans) 2001 Series B AMT	5.100%	5/15/16	1,090	1,123

Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds
2001 Series H AMT	5.200%	9/1/22	1,790	1,833
2001 Series B AMT	5.375%	9/1/22	310	319
2000 Series H AMT	5.700%	9/1/22	1,780	1,810
1999 Series D AMT	5.375%	9/1/24	2,000	2,058

Portfolio of Investments
December 31, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,395

Frederick County, Maryland, GO Bonds, Public Facilites Refunding Bonds of 1998, Series A	5.000%	7/1/15	1,000	1,097

Harford County, Maryland, Consolidated Public Improvement Bonds, Series 1996 (Pre-refunded 3/1/06)	5.000%	3/1/12	315	322	A

Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds of 2004, Series A	5.000%	8/15/19	1,000	1,112

Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, 1991 Series B	0.000%	8/15/07	1,000	947	B

IDA of Prince George’s County, Maryland Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project)(MBIA insured)
Series 2003B	5.125%	6/30/15	3,340	3,617
Series 2003B	5.000%	6/30/19	1,000	1,071

Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), 2001 Series (AMBAC insured)	5.375%	7/1/16	1,000	1,081

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue
Series 1998	6.000%	7/1/08	1,000	1,065
Series 1998	6.000%	7/1/10	500	554
Series 1997	5.625%	7/1/17	1,000	1,052
Series 1998	5.125%	7/1/20	3,000	3,167

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000	3,048

Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	831

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Issue, Series 2006	5.000%	6/1/30	2,225	2,260

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,186

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,124

Portfolio of Investments
December 31, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	1,000	1,064
Series 2002	6.000%	7/1/26	2,000	2,142
Series 2002	5.750%	7/1/27	1,050	1,106
Series 2002	5.800%	7/1/32	2,000	2,104
Series 2002	6.000%	7/1/37	1,000	1,066

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,041

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,370

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,158

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,927

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,065

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue Series 2004A	5.250%	7/1/18	1,640	1,749

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	545

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 2001	5.000%	5/15/12	1,500	1,592
Series 1990	0.000%	7/1/19	4,000	2,095	B

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	266

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue

Portfolio of Investments
December 31, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

Series 2001	5.750%	7/1/21	3,000	3,212
Series 2000	6.750%	7/1/30	1,250	1,428
Series 2002	6.000%	7/1/32	1,000	1,091

Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	524

Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility) Series 2001	5.250%	12/15/15	320	346

Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995, Series A (FGIC insured)	0.000%	10/15/11	940	678	B

Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,237
Series 1984B	6.500%	10/1/11	1,000	1,048

Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement
Refunding Bonds of 1992, Series A	5.800%	7/1/07	4,000	4,150
Refunding Bonds of 1992, Series A	0.000%	7/1/10	3,000	2,556	B
Refunding Bonds of 1999, Series A	5.000%	5/1/18	3,000	3,184

Montgomery County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1994 Series	5.375%	2/15/24	1,000	1,001

Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT	5.500%	4/1/16	3,425	3,692

Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.000%	7/1/07	1,000	1,027

Prince George’s County, Maryland, GO Consolidated Public Improvement Bonds (FSA insured)
Series 1999 (Pre-funded 10/1/09)	5.500%	10/1/13	4,330	4,689	A
Series 1999	5.500%	10/1/13	170	184

Prince George’s County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1993 Series	6.375%	1/15/23	2,250	2,287

Portfolio of Investments
December 31, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

State of Maryland, GO Bonds, State and Local Facilities
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,180
Loan of 2001, First Series	5.500%	3/1/15	5,000	5,673

The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series Z-2	5.125%	5/1/21	1,310	1,403

University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, 1997 Series A	5.125%	4/1/17	2,000	2,065

Washington Suburban Sanitary District, Maryland (Montgomery and Prince George’s Counties)
Water Supply Refunding Bonds 1997	5.250%	6/1/16	1,650	1,842
Water Supply Refunding Bonds 1997	5.750%	6/1/17	2,000	2,337
Water Supply Refunding Bonds 1997	6.000%	6/1/18	2,705	3,242
Water Supply Refunding Bonds 1997	6.000%	6/1/19	3,665	4,433

				141,981

Puerto Rico — 1.4%
Commonwealth of Puerto Rico, Public Improvement Bonds of 2005, Series A, GO Bonds	5.000%	7/1/25	2,000	2,043

				2,043

Total Municipal Bonds (Identified Cost — $134,418)				144,024

Variable Rate Demand Obligations — 5.4%

Baltimore County, Maryland, Revenue Bonds (Oak Crest Village Inc. Project), Series 1999A VRDN	3.520%	1/5/06	1,770	1,770	C

Community Development Administration, Maryland Department of Housing and Community Development, Residential Revenue Bonds, 2004 Series VRDN	3.540%	1/5/06	1,000	1,000	C

Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985A VRDN	3.550%	1/4/06	300	300	C

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland VRDN	3.510%	1/5/06	1,910	1,910	C

Maryland State Industrial Development Financing
Authority, Revenue Bonds (National Aquarium in
Baltimore Facility), Series 2002A VRDN	3.540%	1/4/06	1,300	1,300	C

Montgomery County, Maryland, Economic Development Revenue Bonds (Sandy Spring Friends School Facility), Series 2004 VRDN	3.550%	1/4/06	2,045	2,045	C

Total Variable Rate Demand Obligations (Identified Cost — $8,325)				8,325

Total Investments — 99.8% (Identified Cost — $142,743)				152,349
Other Assets Less Liabilities — 0.2%				262

Net Assets — 100.0%				$152,611

Net Asset Value Per Share				$16.41

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond “matures.” the prefunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of December 31, 2005 and the maturity shown is the longer of the next interest readjustment date or the original principal amount owed can be recovered through demand.

Porfolio of Investments
December 31, 2005 (unaudited)
(Amount in Thousands)

		Maturity
Pennsylvania Tax-Free Income Trust	Rate	Date	Par	Value

Municipal Bonds — 96.8%
Pennsylvania — 96.8%
Allegheny County Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System (MBIA insured)
Series 1997B	6.000%	7/1/24	$1,000	$1,211
Series 1997B	6.000%	7/1/26	2,250	2,750
Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds (MBIA insured)
Refunding Series of 2001	5.375%	12/1/17	1,000	1,091
Series of 2000 (Prerefunded 12/01/10)	5.500%	12/1/30	845	923	A
Series of 2000 (Unrefunded Balance)	5.500%	12/1/30	155	167
Allegheny County, Pennsylvania, Higher Education Building Authority, University Revenue Bonds (Carnegie Mellon University), Series 2002	5.250%	3/1/32	1,190	1,252
Athens Area School District, Bradford County, Pennsylvania, GO Bonds, Series of 2001 (FGIC insured)	5.500%	4/15/16	1,000	1,091
Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 3/15/12) (FGIC insured)	5.375%	3/15/20	2,000	2,195	A
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 10/1/11) Series A of 2001 (Pre-refunded 10/1/11) (FSA insured)	5.500%	10/1/18	1,660	1,826	A
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/19	1,930	2,106
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series B (MBIA insured)	7.000%	5/15/20	500	602
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001 (FSA insured)	5.250%	9/15/15	1,000	1,072
City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds, Series A of 1997 (AMBAC insured)	5.250%	9/1/18	2,000	2,064
Commonwealth of Pennsylvania, GO Bonds First Series of 2002 (Pre-refunded 2/1/12)	5.250%	2/1/15	1,790	1,950	A

		Maturity
Pennsylvania Tax-Free Income Trust	Rate	Date	Par	Value

Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999 (Pre-refunded 10/1/09)	5.750%	10/1/14	3,000	3,273	A
County of Butler (Commonwealth of Pennsylvania), GO Bonds, Series of 2003 (Pre-refunded 7/15/13) (FGIC insured)	5.250%	7/15/23	500	551	A
County of Chester, Pennsylvania, GO Bonds
Series of 1998	5.000%	6/15/15	1,000	1,040
Series of 2004	5.000%	9/1/15	1,280	1,368
County of Delaware, Pennsylvania, GO Bonds, Series of 1999	5.125%	10/1/16	2,650	2,788
County of Westmoreland, Commonwealth of Pennsylvania, GO Bonds (AMBAC insured)
Series of 1992	0.000%	8/1/13	2,000	1,480	B
Series of 1992	0.000%	8/1/14	1,000	705	B
Delaware County Industrial Development Authority (Pennsylvania) Revenue Refunding Bonds (Resource Recovery Facility) Series G 1997	3.500%	1/4/06	200	200
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series of 1997 (Pre-refunded 6/1/07) (AMBAC insured)	5.625%	6/1/17	2,000	2,065	A
Lower Merion School District, Montgomery County, Pennsylvania, GO Bonds, Series 2003	5.000%	5/15/17	2,000	2,142
Northampton County Higher Education Authority, University Revenue Bonds, Series B of 1996 (Lehigh University)	5.250%	11/15/21	2,500	2,561
Pennsylvania Convention Center Authority, Revenue Bonds, 1989 Series A (FGIC insured)	6.000%	9/1/19	1,000	1,187
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr College Revenue Bonds, Series of 1999 (AMBAC insured)	5.125%	12/1/29	2,000	2,102
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds (AMBAC insured)
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	1,365	1,447
Series B of 2003 (MBIA insured)	5.250%	12/1/17	1,000	1,091
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds (AMBAC insured)
Series of 2001	5.375%	7/15/19	1,000	1,099
Series of 2001	5.500%	7/15/32	1,000	1,106

		Maturity
Pennsylvania Tax-Free Income Trust	Rate	Date	Par	Value

Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds Series of 1999 (Pre-refunded 3/1/09) (MBIA insured)	6.375%	3/1/14	1,000	1,099	A
Refunding Series of 2001 (FGIC insured)	5.500%	3/1/17	250	272
Refunding Series of 2001 (FGIC insured)	5.250%	3/1/20	2,000	2,139
State Public School Building Authority, Commonwealth of Pennsylvania, School Revenue Bonds (School District of the City of York Project), Series of 2003 (FSA insured)	5.000%	5/1/19	1,655	1,765
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1995 (MBIA insured)	6.250%	8/1/11	2,000	2,267
Series 2001A (FGIC insured)	5.375%	11/1/20	2,000	2,169
The Mckean County Hospital Authority Hospital Revenue Bonds (Bradford Hospital Project), Series of 2005	5.000%	10/1/18	1,265	1,314
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/13	900	998
The Pennsylvania State University Bonds Refunding, Series 2003	5.250%	3/1/18	1,000	1,083
The School District of Philadelphia, Pennsylvania, GO Bonds
Series A of 2000 (FSA insured)	5.750%	2/1/13	500	552
Series B of 2002 (FGIC insured)	5.625%	8/1/15	1,700	1,897
Wilkes-Barre Area School District, Luzerne County, Pennsylvania, GO Notes, Series A of 2003 (MBIA insured)	5.250%	4/1/22	1,460	1,613

				63,673

Total Municipal Bonds (identified Cost $59,699)				63,673

Variable Rate Demand Obligations 2.0%

Pennsylvania 2.0%
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University), Series 1995 A VRDN	3.700%	1/3/06	1,300	1,300		C

Total Variable Rate Demand Obligations (Idenitfied Cost $1,300)				1,300

Total Investments 98.8% (Identified Cost $60,999)				64,973
Other Assets Less Liabilities — 1.2%				786

Net Assets — 100.0%				$65,759

Net Asset Value				$16.59

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond “matures.” the prefunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of December 31, 2005 and the maturity shown is the longer of the next interest readjustment date or the original principal amount owed can be recovered through demand.

Portfolio of Investments
December 31, 2005 (Unaudited)
(Amount in Thousands)

		Maturity
Tax-Free Intermediate Income Trust	Rate	Date	Par	Value

Municipal Bonds 95.2%
Arizona 1.7%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2001 Series A	5.000%	1/1/11	$1,000	$1,069

California 3.4%
State of California Economic Recovery Bonds, Series 2004A	5.000%	7/1/16	1,000	1,075
The Regents of the University of California, General Revenue Bonds, Series 2003A (AMBAC insured)	5.000%	5/15/13	1,000	1,089

				2,164

Delaware 2.1%
The State of Delaware, GO Bonds, Series 2004A	5.000%	1/1/13	1,225	1,318

District of Columbia 1.6%
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue (Georgetown University Hospital and Washington Hospital Center Projects), Series 2001D	6.875%	8/15/31	1,000	1,038

Florida 4.3%
Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992 (MBIA insured)	6.000%	10/1/12	1,000	1,134
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds 2000 Series A	5.500%	1/1/16	1,500	1,634

				2,768
Georgia 4.5%

Development Authority of the City of Milledgeville and Baldwin County, Revenue Bonds (Georgia College & State University Foundation Property III, LLC, Student Housing System Project), Series 2004	5.500%	9/1/24	1,000	1,061
Downtown Savannah Authority (Georgia), Revenue Refunding Bonds ( Chatham County Projects), Series 2005A	5.000%	1/1/19	660	711
State of Georgia, GO Bonds, Series 1997C	6.250%	8/1/10	1,000	1,121

				2,893

Hawaii 1.7%
State of Hawaii, GO Bonds of 2004 (MBIA insured)
Series DD (Pre-refunded Series 5/1/14)	5.000%	5/1/16	385	419A
Series DD	5.000%	5/1/16	615	661

				1,080

Louisiana 8.8%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Refunding Bonds, Series 2004 (FSA insured)	5.250%	7/1/13	1,000	1,087
City of Lafayette, State of Louisiana, Public Improvement Sales Tax Bonds, Series 1999B (FGIC insured)	7.000%	3/1/09	750	825
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.500%	12/1/10	1,000	1,076
City of New Orleans, Louisiana, Limited Tax Bonds, Series 2005 (MBIA insured)	5.000%	3/1/14	2,000	2,126
Limited Ad Valorem Tax Revenue Bonds, Series 2005 of the Recreaction and Park Commision for the Parish of East Baton Rouge	5.000%	5/1/20	500	528

				5,642

		Maturity
Tax-Free Intermediate Income Trust	Rate	Date	Par	Value

Maryland 20.4%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998 AMT	5.300%	2/1/17	450	465
Frederick County, Maryland, GO Bonds, Public Facilities Bonds of 2000	5.000%	12/1/15	1,000	1,078
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds
Kennedy Kreiger Issue, Series 1997	5.200%	7/1/09	400	414
Kennedy Kreiger Issue, Series 1997	5.250%	7/1/10	400	414
Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	1,000	1,016
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.750%	8/15/14	500	555
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.125%	7/1/14	400	421
Series 2002	6.000%	7/1/21	535	579
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, TheJohns Hopkins Hospital Issue, Series 2001	5.000%	5/15/11	1,000	1,067
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2000	6.125%	7/1/07	250	260
Series 2001	5.000%	7/1/10	1,000	1,055
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/Washington International Airport Projects, Series 2002B AMT (AMBAC insured)	5.250%	3/1/12	1,000	1,071
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995 Series A (FGIC insured)	0.000%	10/15/06	750	718	B
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/15	1,575	1,697
State of Maryland, GO Bonds, State and Local Facilities Loan of 2000, First Series	5.500%	8/1/10	2,000	2,180

				12,990
Massachusetts 1.7%
The Commonwealth of Massachusetts, GO Refunding Bonds, 1997 Series A (AMBAC insured)	5.750%	8/1/10	1,000	1,096

Michigan 3.3%
Williamston Community Schools School District, County of Ingham, State of Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.250%	5/1/09	2,000	2,130

New York 1.9%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.000%	7/1/18	1,000	1,192

Pennsylvania 14.8%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/17	1,000	1,091
City of Reading, Berks County, Pennsylvania, GO Bonds, Series of 2002 (AMBAC insured)	5.875%	11/15/12	1,200	1,360

Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999	5.750%	10/1/14	2,000	2,182
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series B of 2003 (MBIA insured)	5.250%	12/1/16	1,000	1,092
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1993 (AMBAC insured)	5.625%	6/15/08	1,000	1,054
Series 2001A (FGIC insured)	5.250%	11/1/17	1,000	1,080

		Maturity
Tax-Free Intermediate Income Trust	Rate	Date	Par	Value

The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/20	500	550
The Pennsylvania State University Bonds, Series A of 1997	5.000%	8/15/16	1,000	1,042

				9,451
Texas 11.2%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2002A (AMBAC insured)	5.500%	11/15/13	2,000	2,226
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001 (AMBAC insured)	5.375%	12/1/17	1,000	1,081
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996 (MBIA insured)	0.000%	10/1/17	1,000	596
Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System Revenue Bonds (FGIC insured)
Series 1987A	5.000%	9/1/15	250	269
Series 1987B	5.000%	9/1/15	855	919
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.125%	10/1/15	1,000	1,052
United Independent School District (Webb County, Texas), Unlimited Tax School Building Bonds, Series 1995	7.100%	8/15/06	1,000	1,023

				7,166

Virginia 5.1%
Fairfax County Redevelopment and Housing Authority Lease Revenue Bonds (James Lee Community Center), Series 2004	5.250%	6/1/19	1,000	1,069
Metropolitan Washington Airports Authority, Airport System Revenue Refunding Bonds, Series 1999A (FGIC insured)	5.250%	10/1/12	1,000	1,060
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1999	5.750%	10/1/13	1,000	1,101

				3,230

Washington 8.7%
King County, Washington, Sewer Revenue Bonds, 1999 (Second Series) (FGIC insured)	6.000%	1/1/10	1,115	1,210
State of Washington, Motor Vehicle Fuel Tax GO Bonds, Series 1997D	6.500%	1/1/07	1,045	1,077
State of Washington, Various Purpose GO Bonds, Series 2000B	6.000%	1/1/11	1,000	1,096
Tumwater Office Properties Lease Revenue Bonds, 2004 (Washington State Office Building)	5.250%	7/1/17	2,000	2,155

				5,538

Total Municipal Bonds (Identified Cost $58,404)				60,765

Variable Rate Demand Obligations — 2.6%
Alaska — 1.4%
City of Valdez, Alaska, Marine Terminal Revenue (Exxon Pipeline Company Project), Series 1985 VRDN	3.730%	1/3/06	900	900	C

Kansas — 0.2%
State of Kansas, Department of Transportation, Ajdustable Tender Highway Revenue Bonds $50,000,000 Series 2000B-1 VRDN	3.750%	1/3/06	100	100	C

Pennsylvania — 0.4%
Delaware County Industrial Development Authority (Pennsylvania) Revenue Refunding Bonds (Resource Recovery Facility), Series G 1997 VRDN	3.500%	12/1/31	250	250	C

South Carolina — 0.6%
Berkeley County, South Carolina, PCR Refunding Bonds (Amoco Chemical Company Project), Series 1994 VRDN	3.780%	1/3/06	400	400	C

Total Variable Rate Demand Obligations (Identfied Cost $1,650)				1,650

Total Investments — 97.8% (Identified Cost $60,054)				62,415

		Maturity
Maryland Tax-Free Income Trust	Rate	Date	Par	Value

Other Assets Less Liabilities 2.2%				1,425

Net Assets — 100.0%				$63,840

Net Asset Value Per Share				$15.77

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond “matures.” the prefunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of December 31, 2005 and the maturity shown is the longer of the next interest readjustment date or the original principal amount owed can be recovered through demand.

Security Valuation
Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published value or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on
Form N-Q is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosures.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax- Free Income Fund By: /s/ Mark R. Fetting

Mark R. Fetting President Legg Mason Tax- Free Income Fund Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting President Legg Mason Tax- Free Income Fund Date: March 1, 2006

By: /s/ Marie K. Karpinski

Marie K. Karpinski Vice President and Chief Financial Officer Legg Mason Tax- Free Income Fund Date: March 1, 2006